Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000129315
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Institutional Shares
Trading Symbol	BISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 4.77%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$10,005	$9,986	$10,001
Sep 15	$10,010	$10,053	$10,011
Oct 15	$10,015	$10,055	$10,008
Nov 15	$10,020	$10,028	$10,007
Dec 15	$10,016	$9,996	$10,012
Jan 16	$10,023	$10,133	$10,020
Feb 16	$10,030	$10,205	$10,024
Mar 16	$10,058	$10,299	$10,033
Apr 16	$10,065	$10,338	$10,040
May 16	$10,073	$10,341	$10,041
Jun 16	$10,080	$10,527	$10,053
Jul 16	$10,098	$10,594	$10,056
Aug 16	$10,106	$10,581	$10,057
Sep 16	$10,115	$10,575	$10,066
Oct 16	$10,124	$10,494	$10,072
Nov 16	$10,133	$10,246	$10,074
Dec 16	$10,146	$10,261	$10,079
Jan 17	$10,155	$10,281	$10,086
Feb 17	$10,175	$10,350	$10,092
Mar 17	$10,176	$10,344	$10,092
Apr 17	$10,187	$10,424	$10,100
May 17	$10,207	$10,504	$10,106
Jun 17	$10,218	$10,494	$10,115
Jul 17	$10,229	$10,539	$10,126
Aug 17	$10,240	$10,634	$10,140
Sep 17	$10,251	$10,583	$10,147
Oct 17	$10,253	$10,589	$10,156
Nov 17	$10,265	$10,575	$10,164
Dec 17	$10,270	$10,624	$10,175
Jan 18	$10,274	$10,502	$10,187
Feb 18	$10,287	$10,402	$10,193
Mar 18	$10,292	$10,469	$10,207
Apr 18	$10,308	$10,391	$10,222
May 18	$10,337	$10,465	$10,240
Jun 18	$10,346	$10,452	$10,256
Jul 18	$10,366	$10,455	$10,274
Aug 18	$10,397	$10,522	$10,293
Sep 18	$10,417	$10,454	$10,307
Oct 18	$10,428	$10,372	$10,327
Nov 18	$10,450	$10,433	$10,347
Dec 18	$10,466	$10,625	$10,371
Jan 19	$10,512	$10,738	$10,394
Feb 19	$10,534	$10,732	$10,413
Mar 19	$10,570	$10,938	$10,438
Apr 19	$10,583	$10,941	$10,460
May 19	$10,617	$11,135	$10,485
Jun 19	$10,650	$11,275	$10,514
Jul 19	$10,673	$11,299	$10,534
Aug 19	$10,705	$11,592	$10,562
Sep 19	$10,725	$11,531	$10,580
Oct 19	$10,745	$11,565	$10,607
Nov 19	$10,763	$11,559	$10,619
Dec 19	$10,781	$11,551	$10,637
Jan 20	$10,810	$11,774	$10,653
Feb 20	$10,826	$11,986	$10,681
Mar 20	$10,734	$11,915	$10,736
Apr 20	$10,834	$12,127	$10,736
May 20	$10,878	$12,183	$10,734
Jun 20	$10,897	$12,260	$10,736
Jul 20	$10,916	$12,443	$10,740
Aug 20	$10,922	$12,343	$10,741
Sep 20	$10,917	$12,336	$10,743
Oct 20	$10,922	$12,281	$10,744
Nov 20	$10,926	$12,401	$10,746
Dec 20	$10,930	$12,418	$10,748
Jan 21	$10,933	$12,329	$10,749
Feb 21	$10,936	$12,151	$10,751
Mar 21	$10,928	$12,000	$10,753
Apr 21	$10,931	$12,094	$10,754
May 21	$10,944	$12,134	$10,755
Jun 21	$10,936	$12,219	$10,754
Jul 21	$10,938	$12,356	$10,755
Aug 21	$10,941	$12,332	$10,756
Sep 21	$10,943	$12,225	$10,756
Oct 21	$10,934	$12,222	$10,756
Nov 21	$10,926	$12,258	$10,756
Dec 21	$10,928	$12,227	$10,757
Jan 22	$10,909	$11,964	$10,752
Feb 22	$10,901	$11,830	$10,751
Mar 22	$10,861	$11,501	$10,747
Apr 22	$10,854	$11,065	$10,751
May 22	$10,872	$11,136	$10,763
Jun 22	$10,848	$10,962	$10,756
Jul 22	$10,882	$11,229	$10,766
Aug 22	$10,899	$10,912	$10,781
Sep 22	$10,884	$10,441	$10,798
Oct 22	$10,907	$10,305	$10,816
Nov 22	$10,955	$10,684	$10,855
Dec 22	$10,997	$10,636	$10,901
Jan 23	$11,064	$10,963	$10,938
Feb 23	$11,085	$10,680	$10,970
Mar 23	$11,122	$10,951	$11,028
Apr 23	$11,180	$11,018	$11,066
May 23	$11,220	$10,898	$11,093
Jun 23	$11,248	$10,859	$11,146
Jul 23	$11,313	$10,851	$11,192
Aug 23	$11,368	$10,782	$11,243
Sep 23	$11,401	$10,508	$11,293
Oct 23	$11,459	$10,342	$11,344
Nov 23	$11,529	$10,810	$11,403
Dec 23	$11,602	$11,224	$11,462
Jan 24	$11,652	$11,193	$11,512
Feb 24	$11,687	$11,035	$11,552
Mar 24	$11,737	$11,137	$11,604
Apr 24	$11,785	$10,856	$11,650
May 24	$11,835	$11,040	$11,705
Jun 24	$11,896	$11,144	$11,755
Jul 24	$11,969	$11,405	$11,817
Aug 24	$12,031	$11,569	$11,879
Sep 24	$12,092	$11,724	$11,940
Oct 24	$12,128	$11,433	$11,979
Nov 24	$12,162	$11,554	$12,023
Dec 24	$12,210	$11,365	$12,075
Jan 25	$12,269	$11,425	$12,118
Feb 25	$12,311	$11,676	$12,156
Mar 25	$12,358	$11,681	$12,198
Apr 25	$12,403	$11,727	$12,240
May 25	$12,449	$11,643	$12,277
Jun 25	$12,494	$11,822	$12,321
Jul 25	$12,541	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.77%	2.81%	2.29%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,113,134,413
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 1,523,024
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0

C000198747
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Investor A Shares
Trading Symbol	BASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 4.65%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$9,992	$9,986	$10,001
Sep 15	$10,004	$10,053	$10,011
Oct 15	$10,006	$10,055	$10,008
Nov 15	$10,009	$10,028	$10,007
Dec 15	$10,002	$9,996	$10,012
Jan 16	$10,006	$10,133	$10,020
Feb 16	$10,010	$10,205	$10,024
Mar 16	$10,036	$10,299	$10,033
Apr 16	$10,040	$10,338	$10,040
May 16	$10,046	$10,341	$10,041
Jun 16	$10,060	$10,527	$10,053
Jul 16	$10,065	$10,594	$10,056
Aug 16	$10,071	$10,581	$10,057
Sep 16	$10,077	$10,575	$10,066
Oct 16	$10,093	$10,494	$10,072
Nov 16	$10,100	$10,246	$10,074
Dec 16	$10,100	$10,261	$10,079
Jan 17	$10,107	$10,281	$10,086
Feb 17	$10,124	$10,350	$10,092
Mar 17	$10,132	$10,344	$10,092
Apr 17	$10,140	$10,424	$10,100
May 17	$10,149	$10,504	$10,106
Jun 17	$10,157	$10,494	$10,115
Jul 17	$10,166	$10,539	$10,126
Aug 17	$10,175	$10,634	$10,140
Sep 17	$10,184	$10,583	$10,147
Oct 17	$10,193	$10,589	$10,156
Nov 17	$10,203	$10,575	$10,164
Dec 17	$10,206	$10,624	$10,175
Jan 18	$10,207	$10,502	$10,187
Feb 18	$10,208	$10,402	$10,193
Mar 18	$10,221	$10,469	$10,207
Apr 18	$10,235	$10,391	$10,222
May 18	$10,252	$10,465	$10,240
Jun 18	$10,269	$10,452	$10,256
Jul 18	$10,286	$10,455	$10,274
Aug 18	$10,305	$10,522	$10,293
Sep 18	$10,322	$10,454	$10,307
Oct 18	$10,342	$10,372	$10,327
Nov 18	$10,351	$10,433	$10,347
Dec 18	$10,376	$10,625	$10,371
Jan 19	$10,409	$10,738	$10,394
Feb 19	$10,429	$10,732	$10,413
Mar 19	$10,462	$10,938	$10,438
Apr 19	$10,484	$10,941	$10,460
May 19	$10,516	$11,135	$10,485
Jun 19	$10,547	$11,275	$10,514
Jul 19	$10,557	$11,299	$10,534
Aug 19	$10,587	$11,592	$10,562
Sep 19	$10,605	$11,531	$10,580
Oct 19	$10,634	$11,565	$10,607
Nov 19	$10,640	$11,559	$10,619
Dec 19	$10,656	$11,551	$10,637
Jan 20	$10,683	$11,774	$10,653
Feb 20	$10,708	$11,986	$10,681
Mar 20	$10,615	$11,915	$10,736
Apr 20	$10,712	$12,127	$10,736
May 20	$10,754	$12,183	$10,734
Jun 20	$10,771	$12,260	$10,736
Jul 20	$10,777	$12,443	$10,740
Aug 20	$10,781	$12,343	$10,741
Sep 20	$10,784	$12,336	$10,743
Oct 20	$10,787	$12,281	$10,744
Nov 20	$10,778	$12,401	$10,746
Dec 20	$10,780	$12,418	$10,748
Jan 21	$10,781	$12,329	$10,749
Feb 21	$10,781	$12,151	$10,751
Mar 21	$10,782	$12,000	$10,753
Apr 21	$10,783	$12,094	$10,754
May 21	$10,783	$12,134	$10,755
Jun 21	$10,784	$12,219	$10,754
Jul 21	$10,784	$12,356	$10,755
Aug 21	$10,784	$12,332	$10,756
Sep 21	$10,773	$12,225	$10,756
Oct 21	$10,763	$12,222	$10,756
Nov 21	$10,763	$12,258	$10,756
Dec 21	$10,753	$12,227	$10,757
Jan 22	$10,742	$11,964	$10,752
Feb 22	$10,721	$11,830	$10,751
Mar 22	$10,690	$11,501	$10,747
Apr 22	$10,682	$11,065	$10,751
May 22	$10,697	$11,136	$10,763
Jun 22	$10,672	$10,962	$10,756
Jul 22	$10,692	$11,229	$10,766
Aug 22	$10,707	$10,912	$10,781
Sep 22	$10,701	$10,441	$10,798
Oct 22	$10,711	$10,305	$10,816
Nov 22	$10,756	$10,684	$10,855
Dec 22	$10,806	$10,636	$10,901
Jan 23	$10,859	$10,963	$10,938
Feb 23	$10,878	$10,680	$10,970
Mar 23	$10,923	$10,951	$11,028
Apr 23	$10,967	$11,018	$11,066
May 23	$11,004	$10,898	$11,093
Jun 23	$11,041	$10,859	$11,146
Jul 23	$11,091	$10,851	$11,192
Aug 23	$11,143	$10,782	$11,243
Sep 23	$11,184	$10,508	$11,293
Oct 23	$11,228	$10,342	$11,344
Nov 23	$11,294	$10,810	$11,403
Dec 23	$11,364	$11,224	$11,462
Jan 24	$11,422	$11,193	$11,512
Feb 24	$11,454	$11,035	$11,552
Mar 24	$11,501	$11,137	$11,604
Apr 24	$11,534	$10,856	$11,650
May 24	$11,593	$11,040	$11,705
Jun 24	$11,638	$11,144	$11,755
Jul 24	$11,708	$11,405	$11,817
Aug 24	$11,766	$11,569	$11,879
Sep 24	$11,823	$11,724	$11,940
Oct 24	$11,857	$11,433	$11,979
Nov 24	$11,900	$11,554	$12,023
Dec 24	$11,944	$11,365	$12,075
Jan 25	$11,987	$11,425	$12,118
Feb 25	$12,026	$11,676	$12,156
Mar 25	$12,082	$11,681	$12,198
Apr 25	$12,112	$11,727	$12,240
May 25	$12,155	$11,643	$12,277
Jun 25	$12,209	$11,822	$12,321
Jul 25	$12,253	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.65%	2.60%	2.05%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,113,134,413
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 1,523,024
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0

C000119004
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Class K Shares
Trading Symbol	BBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 4.76%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$9,995	$9,986	$10,001
Sep 15	$10,010	$10,053	$10,011
Oct 15	$10,015	$10,055	$10,008
Nov 15	$10,021	$10,028	$10,007
Dec 15	$10,017	$9,996	$10,012
Jan 16	$10,024	$10,133	$10,020
Feb 16	$10,031	$10,205	$10,024
Mar 16	$10,059	$10,299	$10,033
Apr 16	$10,067	$10,338	$10,040
May 16	$10,075	$10,341	$10,041
Jun 16	$10,093	$10,527	$10,053
Jul 16	$10,100	$10,594	$10,056
Aug 16	$10,110	$10,581	$10,057
Sep 16	$10,118	$10,575	$10,066
Oct 16	$10,137	$10,494	$10,072
Nov 16	$10,147	$10,246	$10,074
Dec 16	$10,151	$10,261	$10,079
Jan 17	$10,160	$10,281	$10,086
Feb 17	$10,180	$10,350	$10,092
Mar 17	$10,192	$10,344	$10,092
Apr 17	$10,203	$10,424	$10,100
May 17	$10,214	$10,504	$10,106
Jun 17	$10,225	$10,494	$10,115
Jul 17	$10,237	$10,539	$10,126
Aug 17	$10,249	$10,634	$10,140
Sep 17	$10,261	$10,583	$10,147
Oct 17	$10,274	$10,589	$10,156
Nov 17	$10,287	$10,575	$10,164
Dec 17	$10,293	$10,624	$10,175
Jan 18	$10,297	$10,502	$10,187
Feb 18	$10,301	$10,402	$10,193
Mar 18	$10,317	$10,469	$10,207
Apr 18	$10,334	$10,391	$10,222
May 18	$10,363	$10,465	$10,240
Jun 18	$10,373	$10,452	$10,256
Jul 18	$10,393	$10,455	$10,274
Aug 18	$10,424	$10,522	$10,293
Sep 18	$10,445	$10,454	$10,307
Oct 18	$10,456	$10,372	$10,327
Nov 18	$10,479	$10,433	$10,347
Dec 18	$10,495	$10,625	$10,371
Jan 19	$10,542	$10,738	$10,394
Feb 19	$10,565	$10,732	$10,413
Mar 19	$10,590	$10,938	$10,438
Apr 19	$10,615	$10,941	$10,460
May 19	$10,650	$11,135	$10,485
Jun 19	$10,684	$11,275	$10,514
Jul 19	$10,707	$11,299	$10,534
Aug 19	$10,729	$11,592	$10,562
Sep 19	$10,750	$11,531	$10,580
Oct 19	$10,782	$11,565	$10,607
Nov 19	$10,790	$11,559	$10,619
Dec 19	$10,809	$11,551	$10,637
Jan 20	$10,839	$11,774	$10,653
Feb 20	$10,867	$11,986	$10,681
Mar 20	$10,775	$11,915	$10,736
Apr 20	$10,877	$12,127	$10,736
May 20	$10,921	$12,183	$10,734
Jun 20	$10,942	$12,260	$10,736
Jul 20	$10,951	$12,443	$10,740
Aug 20	$10,957	$12,343	$10,741
Sep 20	$10,963	$12,336	$10,743
Oct 20	$10,968	$12,281	$10,744
Nov 20	$10,973	$12,401	$10,746
Dec 20	$10,977	$12,418	$10,748
Jan 21	$10,981	$12,329	$10,749
Feb 21	$10,974	$12,151	$10,751
Mar 21	$10,977	$12,000	$10,753
Apr 21	$10,981	$12,094	$10,754
May 21	$10,984	$12,134	$10,755
Jun 21	$10,987	$12,219	$10,754
Jul 21	$10,990	$12,356	$10,755
Aug 21	$10,993	$12,332	$10,756
Sep 21	$10,985	$12,225	$10,756
Oct 21	$10,988	$12,222	$10,756
Nov 21	$10,980	$12,258	$10,756
Dec 21	$10,972	$12,227	$10,757
Jan 22	$10,964	$11,964	$10,752
Feb 22	$10,945	$11,830	$10,751
Mar 22	$10,917	$11,501	$10,747
Apr 22	$10,910	$11,065	$10,751
May 22	$10,929	$11,136	$10,763
Jun 22	$10,906	$10,962	$10,756
Jul 22	$10,930	$11,229	$10,766
Aug 22	$10,947	$10,912	$10,781
Sep 22	$10,944	$10,441	$10,798
Oct 22	$10,957	$10,305	$10,816
Nov 22	$11,006	$10,684	$10,855
Dec 22	$11,060	$10,636	$10,901
Jan 23	$11,116	$10,963	$10,938
Feb 23	$11,138	$10,680	$10,970
Mar 23	$11,187	$10,951	$11,028
Apr 23	$11,235	$11,018	$11,066
May 23	$11,276	$10,898	$11,093
Jun 23	$11,316	$10,859	$11,146
Jul 23	$11,371	$10,851	$11,192
Aug 23	$11,427	$10,782	$11,243
Sep 23	$11,472	$10,508	$11,293
Oct 23	$11,520	$10,342	$11,344
Nov 23	$11,591	$10,810	$11,403
Dec 23	$11,664	$11,224	$11,462
Jan 24	$11,715	$11,193	$11,512
Feb 24	$11,751	$11,035	$11,552
Mar 24	$11,802	$11,137	$11,604
Apr 24	$11,852	$10,856	$11,650
May 24	$11,914	$11,040	$11,705
Jun 24	$11,964	$11,144	$11,755
Jul 24	$12,039	$11,405	$11,817
Aug 24	$12,102	$11,569	$11,879
Sep 24	$12,164	$11,724	$11,940
Oct 24	$12,201	$11,433	$11,979
Nov 24	$12,248	$11,554	$12,023
Dec 24	$12,285	$11,365	$12,075
Jan 25	$12,345	$11,425	$12,118
Feb 25	$12,388	$11,676	$12,156
Mar 25	$12,436	$11,681	$12,198
Apr 25	$12,482	$11,727	$12,240
May 25	$12,530	$11,643	$12,277
Jun 25	$12,589	$11,822	$12,321
Jul 25	$12,612	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	4.76%	2.86%	2.35%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,113,134,413
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 1,523,024
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0